SCHEDULE OF PROPERTY AND EQUIPMENT, NET ESTIMATED USEFUL LIVES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Estimated Useful Life of Equipment	3 years	3 years